Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	PHIO PHARMACEUTICALS CORP.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36304
Entity, Tax Identification Number	45-3215903
Entity, Address, Address Line One	411 Swedeland Road
Entity, Address, Address Line Two	Suite 23-1080
Entity, Address, City or Town	King of Prussia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	947-0251
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PHIO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001533040